Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended								12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2013 Minimum	Dec. 31, 2012 Minimum	Mar. 31, 2013 Maximum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Foreign	Mar. 31, 2013 Foreign Minimum	Dec. 31, 2012 Foreign Minimum	Mar. 31, 2013 Foreign Maximum	Dec. 31, 2012 Foreign Maximum	Dec. 31, 2012 State Item	Dec. 31, 2012 State Federal Changes	Dec. 31, 2012 State Minimum	Dec. 31, 2012 State Maximum
Income Tax Disclosure [Line Items]
Deferred tax asset, net operating losses and tax credit carryforwards	$ 1,900,000
Deferred tax asset, net operating loss														500,000
Net operating loss, expiration									Begin to expire in 2031					Expiration dates through 2031
Deferred tax asset, net operating loss									1,400,000
Likelihood for being realized upon settlement	50.00%
Income tax expense, interest and penalties related to tax positions	300,000	800,000	400,000
Interest and penalties accrued for income tax	2,600,000	3,100,000		2,600,000
Unrecognized tax benefits that would impact the effective tax rate	6,600,000
Change in uncertain tax positions					500,000	500,000	5,600,000	5,600,000
Statute of limitations										1 year	1 year	7 years	7 years		1 year	3 years	5 years
Number of income tax audits pending														0
Unrecognized income tax benefit	$ 7,412,000	$ 7,933,000	$ 4,420,000	$ 7,412,000